Equity Method Investments - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 409.9	$ 349.9
Total non-current assets	2,670.2	2,651.8
Total assets	3,080.1	3,001.7	$ 3,080.3
Total current liabilities	360.4	745.6
Total non-current liabilities	1,735.7	1,358.3
Equity	984.0	897.8	$ 889.9	$ 1,036.8
Total liabilities and equity	3,080.1	3,001.7
Perfomex
Schedule of Equity Method Investments [Line Items]
Cash	11.4	13.2
Total current assets	271.4	198.0
Total non-current assets	12.3	28.6
Total assets	283.7	226.6
Total current liabilities	257.2	191.6
Total non-current liabilities	8.3	20.6
Equity	18.2	14.4
Total liabilities and equity	283.7	226.6
Perfomex II
Schedule of Equity Method Investments [Line Items]
Cash	0.5	6.6
Total current assets	35.1	54.8
Total non-current assets	2.1	4.8
Total assets	37.2	59.6
Total current liabilities	23.8	51.6
Total non-current liabilities	0.2	0.5
Equity	13.2	7.5
Total liabilities and equity	$ 37.2	$ 59.6